Income Tax (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022
Income Tax [Line Items]
Income tax rate					19.94%
Assessable profits (in Dollars)	$ 526,341		$ (333,220)	$ 502,466
Tax rate on assessable profits	16.50%	16.50%
Income tax				$ 607,153
Unrecognized tax loss	$ 4,069,865		$ 1,788,429
Hong Kong [Member]
Income Tax [Line Items]
Income tax rate	8.25%	8.25%
Assessable profits (in Dollars)		$ 2,000,000